Business Combinations - Narrative (Details) - USD ($) $ in Thousands						1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 21, 2020	Dec. 02, 2020	Oct. 23, 2020	Jun. 19, 2020	Dec. 31, 2020	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Oct. 22, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Transaction expenses								$ 1,399	$ 0		$ 10,091	$ 0	$ 0		$ 0
NuWave
Business Acquisition [Line Items]
Percentage of voting interests acquired					100.00%
Units issued to acquiree (in shares)					2,900,000
Indemnification escrow deposit					$ 300
Adjustment escrow deposit					$ 150
Revenue of acquiree since acquisition date, actual										$ 13,725
Earnings acquiree since acquisition date, actual										$ 118
Transaction expenses														$ 1,662
PCI Acquisition
Business Acquisition [Line Items]
Percentage of voting interests acquired				100.00%
Units issued to acquiree (in shares)				8,142,985
Indemnification escrow deposit				$ 325
Adjustment escrow deposit				$ 650
Revenue of acquiree since acquisition date, actual							$ 15,584
Earnings acquiree since acquisition date, actual							$ 288
Transaction expenses														3,484
Measurement period adjustment													286
Open Solutions Acquisition
Business Acquisition [Line Items]
Percentage of voting interests acquired			100.00%
Units issued to acquiree (in shares)			2,144,812
Indemnification escrow deposit			$ 285
Adjustment escrow deposit			372
Revenue of acquiree since acquisition date, actual						$ 1,855
Earnings acquiree since acquisition date, actual						$ 64
Transaction expenses														2,432
Expense funds			$ 150
ProModel Acquisition
Business Acquisition [Line Items]
Percentage of voting interests acquired		100.00%
Adjustment escrow deposit		$ 425
Revenue of acquiree since acquisition date, actual	$ 388
Earnings acquiree since acquisition date, actual	$ 19
Transaction expenses														$ 2,513
Expense funds		$ 2,557
Measurement period adjustment													$ 79